Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized change in deferred tax benefit related to investment securities	$ 15	$ 24	$ 27
Reclassification adjustments for gains/loss of marketable securities net of tax	$ 15	$ 8
Zero Point Zero Nine [Member]
Dividend paid, per share	$ 0.09
Zero Point Three Two [Member]
Dividend paid, per share			$ 0.32
Zero Point Two Three [Member]
Dividend paid, per share		$ 0.23
Zero Point One Seven [Member]
Dividend paid, per share			$ 0.17
Zero Point One Five [Member]
Dividend paid, per share	$ 0.15	$ 0.15